Finance Cost, Net - Disclosure of finance income (cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income [Abstract]
Interest income from financial assets	$ 5,799	$ 214	$ 1,183
Total finance income	5,799	214	1,183
Finance costs
Contractual interest expense on notes payable	(212)	(1,031)	(96)
Interest expense on other borrowings	(1,759)	(1,502)	(496)
Interest expense on lease liability	(1,982)	(2,181)	(2,354)
Gain/(loss) on foreign currency exchange	14	(56)	0
Total finance cost – contractual	(3,939)	(4,771)	(2,946)
Gain/(loss) from change in fair value of warrant liability	6,740	1,419	(117)
Gain/(loss) from change in fair value of preferred shares	130,825	8,362	(4,234)
Gain/(loss) from change in fair value of convertible debt	(502)	(175)	0
Total finance income/(costs) – fair value accounting	137,063	9,606	(4,351)
Finance income/(costs), net	$ 138,924	$ 5,050	$ (6,115)